Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 21, 2013
Commitments and Contingencies
Rental expense for operating leases			$ 1,799	$ 1,113	$ 872
Future minimum lease payments under non-cancelable operating leases
2013			1,669
2014			418
2015			209
Total minimum lease payments			2,296			42,200
Capital Expenditures
Amount spent on additions to property and equipment	2,986	2,671	3,808	3,442	1,116
Unconditional Purchase Obligations
Obligations for contracts related to infrastructure services and contractual commitments for marketing services	2,250		3,409
Maturity of unconditional purchase obligations
2013			2,274
2014	1,063		943
2015	196		192
Indemnifications
Standard maximum aggregate obligation and liability to any one customer for all claims	10		10
Servers and related hardware
Capital Expenditures
Amount spent on additions to property and equipment	$ 2,000	$ 2,100	$ 2,575	$ 1,900